Derivative Financial Instruments and Credit Risk - Fair Value of Foreign Currency Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	$ 13.6	$ 4.5	$ 10.6
Derivative Instruments Not Designated as Hedging Instruments, Liability, at Fair Value	$ 3.0	$ 7.2	$ 9.4